Derivative Liability related to the Offering Units (Details)	12 Months Ended
Aug. 31, 2016 $ / shares shares
Common stock issuable upon exercise of Series O Warrants | shares	618,000
Common stock issuable upon exercise of Series P Warrants | shares	309,000
Minimum [Member]
Stock price	$ 3.13
Volatility (Annual)	80.00%
Probability of Reset Adjustment	0.00%
Maximum [Member]
Stock price	$ 4.19
Volatility (Annual)	83.00%
Probability of Reset Adjustment	100.00%
Series O Warrants [Member]
Strike price	$ 3.10
Series O Warrants [Member] | Minimum [Member]
Risk-free rate	0.71%
Term	1 year 4 months 24 days
Series O Warrants [Member] | Maximum [Member]
Risk-free rate	0.80%
Term	1 year 8 months 12 days
Series P Warrants [Member]
Strike price	$ 3.70
Series P Warrants [Member] | Minimum [Member]
Risk-free rate	0.71%
Term	2 years 1 month 6 days
Series P Warrants [Member] | Maximum [Member]
Risk-free rate	0.79%
Term	2 years 2 months 12 days